Mainland China contribution plan and profit appropriation (Tables)	12 Months Ended
Dec. 31, 2016
Mainland China contribution plan and profit appropriation
Schedule of paid-in capital amounts unavailable for distribution as nominal dividends

Legal Entity	Paid-in Capital restricted
JingAo Solar Co., Ltd.	RMB	2,600,000
Shanghai JA Solar Technology Co., Ltd.	RMB	521,451
Shanghai JA Solar PV Technology Co., Ltd.	USD	20,000
JA Solar Technology Yangzhou Co., Ltd.	USD	260,000
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd.	RMB	714,483
JA Yangzhou PV Technology Co., Ltd.	RMB	68,270
Shanghai Jinglong Solar Technology Co., Ltd.	RMB	180,000
Donghai JA Solar Technology Co., Ltd.	RMB	50,000
JA (Hefei) Renewable Energy Co., Ltd.	USD	15,000
Hefei JA Solar Technology Co., Ltd.	RMB	1,440,000
Solar Silicon Valley Electronic Science and Technology Co., Ltd.	RMB	283,829
JA Solar Investment (China) Co., Ltd.	USD	55,000
Dunhuang JA Solar Power Development Co., Ltd.	RMB	321,000
JA Solar PV Technology Co., Ltd.	RMB	61,107
JA Solar PV Electric (Shexian) Co,. Ltd.	RMB	9,000
Aiyouen Power Electric (Yinchuan) Co,. Ltd.	RMB	26,000
JA Solar PV Electric (Baotou) Co,. Ltd.	RMB	15,500
Beijing JA Solar PV Technology Co., Ltd.	RMB	330,000
JA Solar PV Electric (Huanghua) Co,. Ltd.	RMB	5,000
JA Solar PV Electric (Yanchi) Co,. Ltd.	RMB	12,500
JA New Energy Development (Hebei) Co., Ltd.	RMB	10,000
Jingsheng Agricultural Technology (Renxian) Co., Ltd.	RMB	3,700
JA Solar PV Electric (Hoboksar) Co., Ltd.	RMB	10,000
JA Solar PV Electric (Laiwu) Co., Ltd.	RMB	3,600
JA Solar New Energy Electric (Chifeng) Co., Ltd.	RMB	66,000
JA New Energy (Xilinhaote) Co., Ltd .	RMB	1,000
JA Solar PV Electric (Wulanchabu) Co., Ltd.	RMB	500
Jingneng New Energy Development (Kangbao) Co., Ltd.	RMB	1,000
JA Solar PV Electric (Ninglang) Co., Ltd.	RMB	500
Jingneng New Energy Development (Lincheng) Co., Ltd.	RMB	80,000
JA Solar PV Electric (Jarud) Co., Ltd.	RMB	30,000
Jingneng New Energy Development (Renxian) Co., Ltd.	RMB	58,000
JA Solar Technology (Karamay) Co., Ltd.	RMB	5,000
JA Solar PV Electric (Linzhou) Co., Ltd .	RMB	57,800
JA Solar PV Electric (Datong) Co., Ltd.	RMB	100,000
JA Solar PV Electric (Hefei) Co., Ltd.	RMB	17,100
JA Solar PV Electric (Lingshi) Co., Ltd.	RMB	100
JA Solar (Xingtai) Co., Ltd.	RMB	296,008
Yangzhou JA PV Technology Co., Ltd.	RMB	200,000
JA Solar (Kangbao) Co., Ltd.	RMB	23,100
JA Solar (Zhangjiakou) Co., Ltd.	RMB	54,500
Donghai County Jiulong Hot Spring Club Co., Ltd	RMB	35,000
Baodi JA Solar PV Technology (Tianjin) Co., Ltd.	RMB	150
Baodi Huading Agriculture Development (Tianjin) Co., Ltd.	RMB	7,380
Jiuzhou Fangyuan New Energy (Yichang) Co., Ltd.	RMB	120,000
Jiuzhou Fangyuan New Energy (Xinjiang) Co., Ltd.	RMB	120,000
Lepu New Energy (Binzhou) Co., Ltd.	RMB	1,000
Jingneng Solar PV Electric (Daqing) Co., Ltd.	RMB	700
Jingneng New Energy Development (Ningjin) Co., Ltd.	RMB	100
Jingsheng Agriculture Technology (Ningjin) Co., Ltd.	RMB	200
JA Solar (Chaoyang) Electric Co., Ltd.	RMB	500
JA Solar New Energy Development (Cixian) Co., Ltd.	RMB	800
Other JA PV Electric companies	RMB	2,000